SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On July 7, 2016 and July 25, 2016, the Company issued two convertible notes in the amounts of $50,000 and $50,000, respectively. The notes were issued to a related party director and founder. The notes are convertible at $0.50 per share, bear interest at 12% per annum payable monthly in cash. The notes are convertible at a conversion price that creates a beneficial conversion, which will be recorded as a debt discount, which will be amortized to interest expense over the life of the notes.

On July 12, 2016, the Board of Directors granted 340,000 ten-year stock options under the 2015 Plan to five employees. The options vest over four years and are executable at $0.85 per share, the fair value on the date of grant.

On July 20, 2016, the Company issued a consulting firm 3,600 shares of our common stock for services provided. The shares were valued at $0.85 per share, the fair value on date of grant.

On August 10, 2016, the Company raised capital of $60,000 through the sale of 120,000 shares of common stock to chief executive officer in a private transaction.

On July 18, 2016, the Company entered into a five year lease agreement for retail space of 2,720 square feet. The lease has a five year term at an initial base rental of $43,438 per year, increasing 3% per year over the lease term. The facility will be used primarily for the increased storage and display space for the Company’s watch product lines.

NOTE 16 – SUBSEQUENT EVENTS

On January 2, 2016, the Company closed the acquisition of warisboring.com pursuant to the terms and conditions of the Website Asset Purchase Agreement dated December 4, 2015 for an aggregate purchase price of $250,000.  The purchase price consisted of a cash payment of $100,000 at the January 4, 2016 closing and the balance of $150,000, payable monthly in an amount equal to 30% of the net revenues from the website, when collected, with the total amount of the earn out to be paid by January 4, 2019.

On January 10, 2016, the Company issued 501,562 shares of its common stock as dividends on its Series A Stock, Series B Stock, Series C Stock, and Series D Stock in accordance with the designations, rights and preferences of those series of Preferred Stock.

On January 15, 2016 the Company issued 7,000 shares of our common stock valued at $4,865 to a consultant for services rendered.

On February 9, 2016, the Company issued a convertible note to the Company’s related party founder that has a conversion price that creates a beneficial conversion. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.

On February 12, 2015, the Company entered into a Website Asset Purchase Agreement to purchase a website for a purchase price of $15,000.  The payment terms was $15,000 payable at the February 12, 2016 closing.

On February 15, 2016 the Company issued 7,000 shares of our common stock valued at $4,865 to a consultant for services rendered.

On February 23, 2016 the Company raised capital of $100,000 through sale of 200,000 shares of its Common Stock to a principal shareholder in a private transaction.

On March 11, 2016 the Company raised capital of $100,000 through sale of 200,000 shares of its Common Stock to a principal shareholder in a private transaction.

On March 22, 2016 the Company granted 100,000 ten-year stock options, which have an exercise price of $0.695 per share to an executive officer and director.  The aggregate fair value of these options was computed at $39,901 or $0.3990 per option.

On March 22, 2016 the Company granted 46,000 ten-year stock options, which have an exercise price of $0.695 per share to a director.  The aggregate fair value of these options was computed at $18,354 or $0.3990 per option.

On March 22, 2016 the Company issued to a law firm, 50,000 shares of its common stock at $0.695 per share, or 34,750, for services rendered. The Company valued these common shares based on the fair value at the date of grant.